Loans and Allowance for Loan Losses - Schedule of Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 454,372	$ 443,491
Less allowance for loan losses	(3,673)	(5,113)	$ (2,231)
Total loans	450,699	438,378
Commercial
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	90,892	103,277
Less allowance for loan losses	(1,046)	(1,397)	(568)
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	266,777	246,167
Less allowance for loan losses	(1,235)	(1,821)	(792)
Residential
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	90,132	85,789
Less allowance for loan losses	(1,121)	(1,471)	$ (572)
Installment loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 6,571	$ 8,258